Consolidated Statements of Income (Loss) and Other Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Revenue		$ 74,236	$ 64,301
Cost of Sales		(56,586)	(51,515)
Income from mine operations		17,650	12,786
General and administration expenses		(4,888)	(3,745)
Exploration and evaluation expenses		(2,380)	(1,861)
Graphite project expenses		(1,975)
Reclamation and remediation provision change in estimate			1,523
Interest and other finance expenses		(2,556)	(4,035)
Accretion expense		(327)	(304)
Interest income		322	315
Foreign exchange gain		66	1,789
Other income		420	151
Gain on loan modification		322	98
Special warrant issuance cost		(965)
Loss on derivative financial instrument – special warrant		(5,717)
Total		(17,678)	(6,069)
Net income (loss) for the year before tax		(28)	6,717
Current tax expense		(48)	(170)
Other comprehensive income (loss)		(76)	6,547
Unrealized loss on translation to reporting currency		(88)	(1,733)
Comprehensive income (loss) for the year		$ (164)	$ 4,814
Earnings (loss) per share
Basic	[1]	$ (0)	$ 0.07
Diluted	[1]	$ (0)	$ 0.07
Weighted average shares outstanding
Basic	[1]	91,121	90,911
Diluted	[1]	91,121	90,911

[1]	Share amounts and earnings per share have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted